Long-Term Debt And Lease Liabilities (Maturity Analysis For Operating and Finance Lease Liabilities) (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Long-Term Debt And Lease Liabilities [Abstract]
2020	$ 16
2021	43	$ 42
Total lease payments	59	42
Less imputed interest	(1)	(1)
Total operating lease liabilities	58	41
2020	21
2021	67	65
2022	15	39
Total lease payments	103	104
Less imputed interest	(3)	(2)
Total finance lease liabilities	$ 100	$ 102